Biotricity, Inc. - Statements of Operations and Comprehensive Loss - USD ($)		3 Months Ended		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015
Income Statement
Revenue
Expenses:
General and administrative expenses	[1]	1,253,669	335,086	4,803,918	3,883,076	2,882,425	3,986,550
Research and development expenses		292,572	241,534	1,138,252	1,089,472	1,017,793	1,143,453
Total Operating Expenses		1,546,241	576,620	5,942,170	4,972,548	3,900,218	5,130,003
Accretion expense	[2]	276,375	73,572	1,177,674	974,871	133,447	59,875
Change in fair value of derivative liabilities	[3]	(25,006)	618,959	689,447	1,333,412	614,933	(4,026)
Net loss before income taxes		(1,797,610)	(1,269,151)	(7,809,291)	(7,280,831)	(4,648,598)	(5,185,852)
Income taxes	[4]
Net loss		(1,797,610)	(1,269,151)	(7,809,291)	(7,280,831)	(4,648,598)	(5,185,852)
Translation adjustment		(148,807)	(61,518)	(333,863)	(246,575)	(107,725)	(35,313)
Comprehensive loss		$ (1,946,417)	$ (1,330,669)	$ (8,143,154)	$ (7,527,406)	$ (4,756,323)	$ (5,221,165)
Loss per share, basic and diluted		$ (0.07)	$ (0.05)	$ (0.31)	$ (0.29)	$ (0.19)	$ (0.24)
Weighted average number of common shares outstanding		26,440,190	24,999,978	25,866,328	25,813,228	24,999,978	21,852,834

[1]	See Notes 7 and 9
[2]	Including day one derivative loss; See Note 5
[3]	See Note 6
[4]	See Note 8